Contingencies and Commitments (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum obligations for operating leases
2014	51,763
2015	40,509
2016	40,523
2017	557
Thereafter	0
Total	133,352
Rent expense	53,422	23,357	14,992
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	758,171